Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
1. Risk Management and Strategy
Cybersecurity is integrated into our risk management procedures through which we identify, assess, monitor, control, communicate and escalate related risks.
As cybersecurity threats continue to evolve, we expect to continue to expend substantial resources to modify or enhance our measures to detect and prevent cybersecurity attacks or to investigate and remediate information security vulnerabilities that are found. The risks posed by cybersecurity threats that could materially affect us, including our business strategy, results of operations or financial condition, are discussed in “Item 3.D. Risk Factors — Other Risks Relating to Us as the Holding Company — Our activities are subject to cyber security risk.” For a description of our information technology system, see “Item 4.B. Business Overview — Information Technology.”
We examine cybersecurity threats annually through a professional institution holding a license recognized by the Government, and such examination includes risk assessment to predict potential impact of any identified risks. Action plans are developed based on the results of these evaluation, and after these action plans are implemented the results are reported to our Chief Information Security Officer (CISO).
We operate the Information Protection Council, a collaborative body that includes the Information Protection Committee, information security task forces, and our and our subsidiaries’ CISOs, to strengthen cybersecurity governance and ensure alignment across the organization.
We report on the status of cybersecurity and ICT operational risk management to the board of directors and management. The main components of such reports consist of (i) findings from periodic security risk evaluations, (ii) results of internal security drills designed to improve responses to breaches, outages, and natural disasters, and (iii) current status of our certifications for information security management systems such as ISO 27001 and ISMS.
We have appointed an experienced professional with required qualifications in information security technology and personal data protection as our CISO, in compliance with relevant domestic regulations. As a trusted advisor, the CISO ensures the accuracy of information related to cybersecurity risk, makes final decisions related thereto, and convenes the Information Protection Committee to effectively address significant risks that could potentially impact our customer services. We regularly conduct vulnerability assessments and black-box
penetration testing to check for potential external breaches and establish preventive measures. Additionally, we monitor the exposure of sensitive information such as customer data to dark web and deep web and carry out additional preventive activities such as attack surface management, cyber threat intelligence collection, and phishing and pharming detection.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity is integrated into our risk management procedures through which we identify, assess, monitor, control, communicate and escalate related risks.
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	The risks posed by cybersecurity threats that could materially affect us, including our business strategy, results of operations or financial condition, are discussed in “Item 3.D. Risk Factors — Other Risks Relating to Us as the Holding Company — Our activities are subject to cyber security risk.” For a description of our information technology system, see “Item 4.B. Business Overview — Information Technology.”
Cybersecurity Risk Board of Directors Oversight [Text Block]
2. Governance.
We
 regularly
report on cybersecurity risks and operational matters to the board of directors and management. Reports provide a comprehensive overview of various areas, such as ICT risk recognition and assessment, cybersecurity incident response and recovery training, systems change management, incident management processes, and periodic testing.
To manage various information security risks, we have appointed a CISO as well as a Chief Privacy Officer (“CPO”), and we have established related organizations.
The CISO and CPO oversee the management of our information protection strategy and internal controls by periodically reviewing comprehensive reports on the outcomes of various information protection activities related to cyber security, such as periodic vulnerability inspections, internal control and security monitoring, digital checkup, incident response training, and emergency response training. Based on these reports, the CISO and CPO make informed decisions related to cybersecurity in general. As part of his or her role, the CPO is also appointed as the Credit Information Management Protection Officer as required by domestic regulations.
The Credit Information Management Protection Officer is required to provide annual reports related to credit information protection to the board of directors and to submit related reports to governmental agencies.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The CISO and CPO oversee the management of our information protection strategy and internal controls by periodically reviewing comprehensive reports on the outcomes of various information protection activities related to cyber security, such as periodic vulnerability inspections, internal control and security monitoring, digital checkup, incident response training, and emergency response training.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Based on these reports, the CISO and CPO make informed decisions related to cybersecurity in general.
Cybersecurity Risk Role of Management [Text Block]	As part of his or her role, the CPO is also appointed as the Credit Information Management Protection Officer as required by domestic regulations.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
To manage various information security risks, we have appointed a CISO as well as a Chief Privacy Officer (“CPO”), and we have established related organizations.
The CISO and CPO oversee the management of our information protection strategy and internal controls by periodically reviewing comprehensive reports on the outcomes of various information protection activities related to cyber security, such as periodic vulnerability inspections, internal control and security monitoring, digital checkup, incident response training, and emergency response training. Based on these reports, the CISO and CPO make informed decisions related to cybersecurity in general. As part of his or her role, the CPO is also appointed as the Credit Information Management Protection Officer as required by domestic regulations.
The Credit Information Management Protection Officer is required to provide annual reports related to credit information protection to the board of directors and to submit related reports to governmental agencies.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
The Credit Information Management Protection Officer is required to provide annual reports related to credit information protection to the board of directors and to submit related reports to governmental agencies.